Scout Investments

Scout International Fund
Scout Global Equity Fund

Supplement dated May 17, 2016 to the Prospectus dated October 31, 2015, as supplemented

The purpose of this supplement is to update the Prospectus regarding changes to the portfolio management teams of the Scout International Fund (the “International Fund”) and the Scout Global Equity Fund (the “Global Equity Fund”) and to update the description of the Global Equity Fund’s investment process.  Michael P. Fogarty no longer serves as a portfolio manager of the International Fund, and James L. Moffett and James A. Reed II no longer serve as portfolio managers of the Global Equity Fund.  John A. Indellicate II and Derek M. Smashey have assumed co-lead portfolio manager responsibilities for the Global Equity Fund.

Accordingly, the following changes are made to the Prospectus:

I.	All references to Michael P. Fogarty are hereby deleted from the Prospectus.

II.
The first paragraph under the “How does the Fund choose securities in which to invest?” sub-section of the “Principal Investment Strategies” section of the Global Equity Fund’s Summary on page 8 of the Prospectus is deleted in its entirety and replaced with the following:

Scout Investments, Inc. (the “Advisor”) normally invests the Fund’s assets in a diversified portfolio of equity securities.  The Advisor will make judgments based on its analysis of economic and market conditions around the world, as to whether to focus the Fund’s investments more or less in certain countries or regions, or in larger, mid-sized, or smaller companies.  The Advisor seeks to invest in the securities of companies that are expected to benefit from domestic or international macroeconomic or company-specific factors, and that are attractively priced relative to their fundamentals. In making investment decisions, the Advisor may consider fundamental factors such as cash flow, financial strength, profitability, statistical valuation measures, potential or actual catalysts that could move the share price, accounting practices, management quality, risk factors such as litigation, the estimated fair value of the company, general economic and industry conditions, and additional information as appropriate.

III.	The table in the “Investment Advisor and Portfolio Managers” section of the Global Equity Fund’s Summary on page 10 of the Prospectus is deleted in its entirety and replaced with the following:

Scout Investments

Portfolio Manager	Title	Experience Managing the Fund
John A. Indellicate II	Co-Lead Portfolio Manager of the Fund	Since May 17, 2016
Derek M. Smashey	Co-Lead Portfolio Manager of the Fund	Since May 17, 2016
Charles John	Co-Portfolio Manager of the Fund	Since June 30, 2015

IV.
The portfolio manager business experience information for the Global Equity Fund under the “Portfolio Managers” sub-section of the “Investment Advisor and Portfolio Managers” section on page 44 of the Prospectus is deleted in its entirety and replaced with the following:

SCOUT GLOBAL EQUITY FUND

John A. Indellicate II, CFA, is a co-lead portfolio manager of the Scout Global Equity Fund. Mr. Indellicate has served as a co-lead portfolio manager of the Fund since May 17, 2016.  He joined the Advisor in 2004 and has since served as a quantitative analyst and a securities analyst.  He earned his Bachelor of Arts in Economics from Harvard University.  Mr. Indellicate is a CFA® charterholder and a member of the CFA Society Kansas City as well as the CFA Institute.

Derek M. Smashey, CFA, is a co-lead portfolio manager of the Scout Global Equity Fund. Mr. Smashey has served as a co-lead portfolio manager of the Fund since May 17, 2016. He joined the Advisor in 2006, following previous employment at Nations Media Partners, Inc. from 2003-2006, where he served as an associate director, and Sprint Corporation from 2000-2003 where he served as Internal Consultant. Mr. Smashey earned his Bachelor of Science in Finance from Northwest Missouri State University and his MBA from the University of Kansas. Mr. Smashey is a CFA® charterholder and a member of the CFA Society Kansas City as well as the CFA Institute.

Charles John, CFA, is co-portfolio manager of the Scout Global Equity Fund.  Mr. John has served as a co-portfolio manager of the Fund since June 30, 2015.  Mr. John previously served as a senior investment analyst on the Advisor’s domestic research team.  Mr. John joined the Advisor in 2013, following previous employment at the Capital Group from 2011-2013, where he served as an equity research associate, and at Canaccord Genuity from 2010-2011, where he served as an equity research analyst.  Mr. John earned his Bachelor of Engineering degree from the Bangalore Institute of Technology in India and his MBA with a concentration in finance from the University of Missouri – Kansas City.  Mr. John is a CFA® charterholder and a member of the CFA Society Kansas City as well as the CFA Institute.

You should keep this Supplement for future reference. Additional copies of the Prospectus may be obtained free of charge by calling (800) 996-2862.

Scout Investments

Scout Investments

Scout International Fund
Scout Global Equity Fund
Scout Mid Cap Fund

Supplement dated May 17, 2016 to the Statement of Additional Information (“SAI”) dated October 31, 2015, as supplemented

The purpose of this supplement is to update the SAI regarding changes to the portfolio management teams of the Scout International Fund (the “International Fund”) and the Scout Global Equity Fund (the “Global Equity Fund”).  Michael P. Fogarty no longer serves as a portfolio manager of the International Fund, and James L. Moffett and James A. Reed II no longer serve as portfolio managers of the Global Equity Fund.  John A. Indellicate II and Derek M. Smashey have assumed co-lead portfolio manager responsibilities for the Global Equity Fund.  Additionally, James L. Moffett no longer serves as an officer of Scout Funds.

Accordingly, the following changes are made to the SAI:

I.	All references to Messrs. Michael P. Fogarty, James L. Moffett and James A. Reed II in the SAI are hereby deleted.

II.
The information for the Global Equity Fund under the “Investments in the Fund” sub-section of the “Portfolio Managers” section of the SAI on page 131 is deleted in its entirety and replaced with the following:

Name of Portfolio Manager	Dollar Range of Shares Owned
John A. Indellicate II1	None
Derek M. Smashey1	None
Charles John2	$1 - $10,000

1 Information with respect to Messrs. Indellicate’s and Smashey’s ownership of shares of the Global Equity Fund is provided as of April 30, 2016.

2 Information with respect to Mr. John’s ownership of shares of the Global Equity Fund is provided as of June 30, 2015.

Scout Investments

III.           The information regarding the portfolio managers’ other accounts managed with respect to Messrs. Indellicate, Smashey and John under the “Other Managed Accounts” sub-section of the “Portfolio Managers” section of the SAI on page 133 is deleted in its entirety and replaced with the following:

Other Registered Investment Companies Managed by Portfolio Manager		Other Pooled Investment Vehicles Managed by Portfolio Manager				Other Accounts Managed by Portfolio Manager
Portfolio Manager	Number	Total Assets	Number	Total Assets	Number with Performance- Based Fees	Total Assets of Pooled Investment Vehicles with Performance- Based Fees	Number	Total Assets	Number with Performance- Based Fees	Total Assets of Accounts with Performance- Based Fees

John A. Indellicate II1	2	$992.56 million	2	$391.09 million	1	$274.34 million	3	$24.49 million	0	$0
(Scout Global Equity Fund and Scout Mid Cap Fund)

Derek M. Smashey1	2	$992.56 million	2	$391.09 million	1	$274.34 million	3	$24.49 million	0	$0
(Scout Global Equity Fund and Scout Mid Cap Fund)

Charles John2	0	$0	0	$0	0	$0	1	$7.09 million	0	$0
(Scout Global Equity Fund)

1 Information with respect to Messrs. Indellicate’s and Smashey’s other accounts managed is provided as of April 30, 2016.

2 Information with respect to Mr. John’s other accounts managed is provided as of June 30, 2015.

You should keep this Supplement for future reference. Additional copies of the SAI may be obtained free of charge by calling (800) 996-2862.

Scout Investments